Document and Entity Information	Aug. 07, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001725134
Document Type	8-K
Document Period End Date	Aug. 07, 2020
Entity Registrant Name	Digital Media Solutions, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38393
Entity Tax Identification Number	98-1399727
Entity Address, Address Line One	4800 140th Avenue N.
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33762
City Area Code	(877)
Local Phone Number	236-8632
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	DMS
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants to acquire Class A common stock
Trading Symbol	DMS WS
Security Exchange Name	NYSE